Annual Fund Operating Expenses - Invesco Peak Retirement 2010 Fund	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	14.73%	[1]
Acquired Fund Fees and Expenses	0.39%	[2]
Total Annual Fund Operating Expenses	15.37%
Fee Waiver and/or Expense Reimbursement	14.63%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	14.73%	[1]
Acquired Fund Fees and Expenses	0.39%	[2]
Total Annual Fund Operating Expenses	16.12%
Fee Waiver and/or Expense Reimbursement	14.63%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%
Class R
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	14.73%	[1]
Acquired Fund Fees and Expenses	0.39%	[2]
Total Annual Fund Operating Expenses	15.62%
Fee Waiver and/or Expense Reimbursement	14.63%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	14.73%	[1]
Acquired Fund Fees and Expenses	0.39%	[2]
Total Annual Fund Operating Expenses	15.12%
Fee Waiver and/or Expense Reimbursement	14.63%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%
Class R5
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	14.41%	[1]
Acquired Fund Fees and Expenses	0.39%	[2]
Total Annual Fund Operating Expenses	14.80%
Fee Waiver and/or Expense Reimbursement	14.31%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%
Class R6
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	14.41%	[1]
Acquired Fund Fees and Expenses	0.39%	[2]
Total Annual Fund Operating Expenses	14.80%
Fee Waiver and/or Expense Reimbursement	14.31%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%

[1]	"Other Expenses” are based on estimated amounts for the current fiscal year, and are expected to be higher for a recently launched fund than a more mature fund.
[2]	"Acquired Fund Fees and Expenses” have been estimated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including estimated year end Acquired Fund Fees and Expenses of 0.39% and excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.74%, 1.49%, 0.99%, 0.49%, 0.49% and 0.49%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.